FINANCIAL INSTRUMENTS - Disclosure of detailed information about foreign currency risk (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Cash	$ 2,712,446	$ 3,377,464	$ 1,049,049	$ 4,418,236
Accounts receivable	1,381,979	807,009
Accounts payable and accrued liabilities	(1,184,463)	(1,118,573)
Amounts held in CAD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	63,799	1,210,548
Accounts receivable	141,354	116,186
Accounts payable and accrued liabilities	(267,124)	(116,573)
Net assets (liabilities)	$ (61,971)	$ 1,210,161